Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan and lease losses	$ 2,328	$ 2,396
Net unrealized loss on securities		1,152
Supplemental retirement plan	282	247
Investment security basis adjustment	66	66
Nonaccrual interest income	444	472
Deferred origination fees, net	295	171
OREO adjustments	94	107
Accrued compensation	207	197
Other	14	19
Gross deferred tax assets	3,730	4,827
Deferred tax liabilities:
Premises and equipment	385	503
Net unrealized gain on securities	1,311
FHLB stock dividends	225	225
Intangibles	353	304
Other	77	107
Gross deferred tax liabilities	2,351	1,139
Net deferred tax assets	$ 1,379	$ 3,688